Restatement of Previously Issued Financial Statements - Comprehensive income (loss) (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net income (loss)	$ (9.8)	$ 11.9	$ (1.1)	$ 10.8	$ 1.0	$ (52.4)	$ (56.8)	[1]	$ (304.0)	[1]
Other comprehensive gain/(loss), net of tax:
Change in actuarial gain/(loss) relating to pension	5.0	1.3	5.3	6.6	11.6	21.6	34.9	[1]	(19.2)	[1]
Change in unrealized gain on interest rate swaps in VIE	1.4	(0.2)	(1.6)	(1.8)	(0.4)	1.2	0.2	[1]	0.0	[1]
Other comprehensive income/(loss), net of tax	6.4	1.1	3.7	4.8	11.2	22.8	35.1	[1]	(19.2)	[1]
Total comprehensive loss for the year ended	(3.4)	13.0	2.6	15.6	12.2	(29.6)	(21.7)	[1]	(323.2)	[1]
Total comprehensive income attributable to non-controlling interests	4.8	3.5	2.2	5.7	10.5	15.6	16.4	[1]	12.4	[1]
Total comprehensive loss attributable to the shareholders	(8.2)	9.5	0.4	9.9	1.7	$ (45.2)	(38.1)	[1]	(335.6)	[1]
As previously reported on Form 20-F
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net income (loss)	(12.8)	16.6	(6.1)	10.5	(2.3)		(78.6)	[1]	(320.5)	[1]
Other comprehensive gain/(loss), net of tax:
Change in actuarial gain/(loss) relating to pension	5.0	1.3	5.3	6.6	11.6		34.9		(19.2)
Change in unrealized gain on interest rate swaps in VIE	1.4	(0.2)	(1.6)	(1.8)	(0.4)		0.2		0.0
Other comprehensive income/(loss), net of tax	6.4	1.1	3.7	4.8	11.2		35.1		(19.2)
Total comprehensive loss for the year ended	(6.4)	17.7	(2.4)	15.3	8.9		(43.5)		(339.7)
Total comprehensive income attributable to non-controlling interests	4.8	3.5	2.2	5.7	10.5		16.4		12.4
Total comprehensive loss attributable to the shareholders	(11.2)	14.2	(4.6)	9.6	(1.6)		(59.9)		(352.1)
Derivative valuation adjustment
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net income (loss)	3.0	(4.7)	5.0	0.3	3.3		21.8	[1]	16.5	[1]
Other comprehensive gain/(loss), net of tax:
Change in actuarial gain/(loss) relating to pension	0.0	0.0	0.0	0.0	0.0		0.0		0.0
Change in unrealized gain on interest rate swaps in VIE		0.0	0.0	0.0
Other comprehensive income/(loss), net of tax	0.0	0.0	0.0	0.0	0.0		0.0		0.0
Total comprehensive loss for the year ended	3.0	(4.7)	5.0	0.3	3.3		21.8		16.5
Total comprehensive income attributable to non-controlling interests	0.0	0.0	0.0	0.0	0.0		0.0		0.0
Total comprehensive loss attributable to the shareholders	$ 3.0	$ (4.7)	$ 5.0	$ 0.3	$ 3.3		$ 21.8		$ 16.5

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".